Gibson, Dunn & Crutcher LLP 200 Park Avenue New York, NY 10166-0193 Tel: 212.351.4000 www.gibsondunn.com
Matthew Schwartz Direct: +1 212.351.2636 Fax: +1 212.716.0836 MSchwartz@gibsondunn.com

March 25, 2019

VIA ELECTRONIC TRANSMISSION

Office of Mergers & Acquisitions
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-3628

Re:	Preliminary Proxy Statement on Schedule 14A of SoftVest, L.P.

Dear Ladies and Gentlemen:

On behalf of our client, SoftVest, L.P. (“SoftVest”), we are transmitting for filing, pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, the Preliminary Proxy Statement and related proxy card on Schedule 14A (the “Proxy Statement”) of SoftVest.  The Proxy Statement is to be used in connection with SoftVest’s solicitation of proxies for the upcoming special meeting of holders of sub-share certificates of Texas Pacific Land Trust.

If you have any questions or comments concerning the materials being transmitted herewith, please contact the undersigned at the number or email listed above.

Very truly yours,

/s/ Matthew P. Schwartz

Enclosure